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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-1743

The Alger Funds II
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York		10010
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 360 Park Avenue South New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2013

ITEM 1. Schedule of Investments.

THE ALGER FUNDS II  |  ALGER SPECTRA FUND

Schedule of Investments‡ (Unaudited) January 31, 2013

	SHARES	VALUE
COMMON STOCKS—98.1%
ADVERTISING—0.3%
Focus Media Holding Ltd.#	249,600	$6,312,384

AEROSPACE & DEFENSE—3.4%
Boeing Co., /The	84,100	6,212,467
General Dynamics Corp.	159,100	10,548,330
Hexcel Corp. *	420,800	11,273,232
Honeywell International, Inc. +	630,600	43,032,144
Precision Castparts Corp.	47,400	8,693,160
		79,759,333
AIR FREIGHT & LOGISTICS—2.0%
FedEx Corp.	285,200	28,933,540
United Parcel Service, Inc., Cl. B	228,800	18,141,552
		47,075,092
AIRLINES—0.4%
Delta Air Lines, Inc.*	701,000	9,736,890

ALTERNATIVE CARRIERS—0.7%
Cogent Communications Group, Inc.	662,753	16,416,392

APPAREL ACCESSORIES & LUXURY GOODS—1.7%
Fossil, Inc. *	101,100	10,674,138
Michael Kors Holdings Ltd. *	157,930	8,864,611
PVH Corp.	173,200	20,588,284
		40,127,033
APPAREL RETAIL—0.8%
Limited Brands, Inc.	248,600	11,937,772
VF Corp.	54,100	7,984,078
		19,921,850
APPLICATION SOFTWARE—2.4%
Cadence Design Systems, Inc. *	1,822,800	25,391,604
Citrix Systems, Inc. *	165,600	12,115,296
Salesforce.com, Inc. *	113,659	19,564,124
		57,071,024
ASSET MANAGEMENT & CUSTODY BANKS—0.4%
Affiliated Managers Group, Inc.*	65,650	9,449,005

AUTO PARTS & EQUIPMENT—1.0%
Delphi Automotive PLC *	344,800	13,329,968
WABCO Holdings, Inc. *	152,200	9,536,852
		22,866,820
BIOTECHNOLOGY—1.0%
Gilead Sciences, Inc. *	397,242	15,671,197
Vertex Pharmaceuticals, Inc. *	203,100	9,094,818
		24,766,015
BROADCASTING—0.8%
CBS Corp., Cl. B	468,800	19,558,336

BROADCASTING & CABLE TV—0.6%
Discovery Communications, Inc., Series A*	189,900	13,175,262

	SHARES	VALUE
COMMON STOCKS—(CONT.)
CABLE & SATELLITE—3.3%
DISH Network Corp.	409,800	$15,273,246
Sirius XM Radio, Inc.	8,212,200	25,786,308
Time Warner Cable, Inc.	413,800	36,968,892
		78,028,446
CASINOS & GAMING—1.0%
Las Vegas Sands Corp.	445,700	24,624,925

COMMODITY CHEMICALS—0.3%
LyondellBasell Industries NV, Cl. A	125,100	7,933,842

COMMUNICATIONS EQUIPMENT—2.7%
Cisco Systems, Inc.	559,920	11,517,554
F5 Networks, Inc. *	121,500	12,742,920
QUALCOMM, Inc. +	595,717	39,335,194
		63,595,668
COMPUTER HARDWARE—5.4%
Apple, Inc.+	284,472	129,522,946

CONSTRUCTION & ENGINEERING—1.8%
Chicago Bridge & Iron Co., NV #	407,700	20,715,237
Quanta Services, Inc. *	736,096	21,324,701
		42,039,938
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.7%
Caterpillar, Inc.	183,900	18,093,921
Joy Global, Inc.	103,200	6,519,144
Terex Corp. *	472,900	15,312,502
		39,925,567
CONSUMER FINANCE—1.3%
Capital One Financial Corp.+	535,200	30,142,464

DATA PROCESSING & OUTSOURCED SERVICES—0.9%
Mastercard, Inc., Cl. A+	39,065	20,251,296

DISTILLERS & VINTNERS—0.5%
Beam, Inc.	210,400	12,905,936

DIVERSIFIED BANKS—0.1%
Wells Fargo & Co.	97,000	3,378,510

DIVERSIFIED CHEMICALS—1.0%
Eastman Chemical Co.	134,400	9,562,560
PPG Industries, Inc.	103,400	14,255,758
		23,818,318
DRUG RETAIL—2.5%
CVS Caremark Corp.	1,142,600	58,501,120

ELECTRICAL COMPONENTS & EQUIPMENT—0.7%
Eaton Corp., PLC	286,170	16,297,382

FERTILIZERS & AGRICULTURAL CHEMICALS—1.1%
Monsanto Co.	145,800	14,776,830
Mosaic Co., /The	192,500	11,790,625
		26,567,455

	SHARES	VALUE
COMMON STOCKS—(CONT.)
FOOTWEAR—0.6%
NIKE, Inc., Cl. B	265,600	$14,355,680

GENERAL MERCHANDISE STORES—0.9%
Dollar General Corp.*	469,015	21,677,873

HEALTH CARE EQUIPMENT—1.1%
Covidien PLC +	354,812	22,118,980
Insulet Corp. *	211,801	4,886,249
		27,005,229
HEALTH CARE FACILITIES—1.1%
HCA Holdings, Inc.	426,700	16,065,255
Universal Health Services, Inc., Cl. B	162,880	9,225,523
		25,290,778
HEALTH CARE SERVICES—1.9%
Express Scripts, Inc.*+	822,800	43,953,976

HOME IMPROVEMENT RETAIL—1.2%
Home Depot, Inc., /The	34,800	2,328,816
Lowe’s Companies, Inc. +	712,372	27,205,487
		29,534,303
HOMEBUILDING—0.2%
Standard Pacific Corp.*	440,638	3,657,295

HOTELS RESORTS & CRUISE LINES—0.6%
Royal Caribbean Cruises Ltd.	377,900	13,679,980

HOUSEHOLD PRODUCTS—1.2%
Procter & Gamble Co., /The	364,200	27,373,272

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.6%
Robert Half International, Inc.	408,600	14,399,064

HYPERMARKETS & SUPER CENTERS—0.7%
Costco Wholesale Corp.	154,700	15,831,998

INDUSTRIAL MACHINERY—0.6%
Stanley Black & Decker, Inc.	169,660	13,034,978

INTEGRATED TELECOMMUNICATION SERVICES—1.2%
Verizon Communications, Inc.	677,100	29,528,331

INTERNET RETAIL—2.3%
Amazon.com, Inc. *+	187,700	49,834,350
Expedia, Inc.	71,900	4,691,475
		54,525,825
INTERNET SOFTWARE & SERVICES—8.2%
Cornerstone OnDemand, Inc. *	95,200	3,111,136
DealerTrack Holdings, Inc. *	364,400	11,507,752
eBay, Inc. *+	948,200	53,032,826
Equinix, Inc. *	88,300	19,022,469
Facebook, Inc. *	590,100	18,275,397
Google, Inc., Cl. A *+	74,809	56,532,412
LinkedIn Corp. *	60,100	7,439,779
OpenTable, Inc. *	48,957	2,579,544
Sina Corp. *	352,500	19,362,825

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INTERNET SOFTWARE & SERVICES—(CONT.)
VistaPrint NV *	150,295	$5,388,076
		196,252,216
INVESTMENT BANKING & BROKERAGE—1.8%
Morgan Stanley	1,382,400	31,587,840
TD Ameritrade Holding Corp.	525,500	10,189,445
		41,777,285
IT CONSULTING & OTHER SERVICES—4.1%
Accenture Ltd.	211,500	15,204,735
Cognizant Technology Solutions Corp., Cl. A *	197,061	15,406,229
International Business Machines Corp. +	322,313	65,452,101
		96,063,065
LEISURE FACILITIES—0.7%
Six Flags Entertainment Corp.	281,396	17,711,064

LEISURE PRODUCTS—0.4%
Brunswick Corp.	286,100	10,345,376

LIFE & HEALTH INSURANCE—0.1%
Lincoln National Corp.	83,000	2,405,340

LIFE SCIENCES TOOLS & SERVICES—0.2%
Thermo Fisher Scientific, Inc.	54,112	3,903,640

MANAGED HEALTH CARE—1.1%
UnitedHealth Group, Inc.	469,630	25,928,272

MOVIES & ENTERTAINMENT—0.5%
News Corp., Cl. A	438,100	12,152,894

MULTI-LINE INSURANCE—0.5%
American International Group, Inc.*	319,400	12,082,902

OIL & GAS EQUIPMENT & SERVICES—2.2%
Cameron International Corp. *	197,100	12,478,401
Halliburton Company +	465,900	18,952,812
National Oilwell Varco, Inc.	104,896	7,776,989
Weatherford International Ltd. *	894,400	11,940,240
		51,148,442
OIL & GAS EXPLORATION & PRODUCTION—2.8%
Anadarko Petroleum Corp.	472,845	37,837,057
Denbury Resources, Inc. *	324,700	6,049,161
Pioneer Natural Resources Co.	110,600	12,999,924
Whitinig Petroleum Corp. *	197,300	9,387,534
		66,273,676
OIL & GAS REFINING & MARKETING—0.4%
Valero Energy Corp.	226,200	9,891,726

OTHER DIVERSIFIED FINANCIAL SERVICES—1.1%
Bank of America Corp.	610,300	6,908,596
Citigroup, Inc.	406,500	17,138,040
JPMorgan Chase & Co.	49,053	2,307,944
		26,354,580

	SHARES	VALUE
COMMON STOCKS—(CONT.)
PACKAGED FOODS & MEATS—0.4%
Dean Foods Co.*	456,800	$8,364,008

PAPER PRODUCTS—0.5%
International Paper Co.	289,200	11,978,664

PHARMACEUTICALS—4.6%
Bristol-Myers Squibb Co.	504,590	18,235,883
Eli Lilly & Co.	340,300	18,270,707
Johnson & Johnson	359,400	26,566,848
Pfizer, Inc. +	1,364,799	37,231,716
Sanofi #	177,600	8,645,568
Zoetis, Inc. *(L2)	28,000	728,000
		109,678,722
RAILROADS—0.2%
CSX Corp.+	207,400	4,569,022

REGIONAL BANKS—0.8%
Zions Bancorporation	778,700	18,159,284

RESEARCH & CONSULTING SERVICES—0.2%
Verisk Analytics, Inc., Cl. A*	100,000	5,516,000

RESTAURANTS—1.9%
McDonald’s Corp.	312,261	29,755,351
Starbucks Corp.	253,900	14,248,868
		44,004,219
SECURITY & ALARM SERVICES—1.0%
ADT Corp., /The	252,910	12,013,225
Tyco International Ltd.	408,621	12,352,613
		24,365,838
SEMICONDUCTOR EQUIPMENT—1.1%
ASML Holding NV #	177,381	13,319,539
Lam Research Corp. *	316,675	13,028,010
		26,347,549
SEMICONDUCTORS—1.1%
Broadcom Corp., Cl. A	368,900	11,970,805
Microsemi Corp. *	97,066	2,030,621
Skyworks Solutions, Inc. *	520,366	12,457,562
		26,458,988
SOFT DRINKS—2.2%
Coca-Cola Co., /The	612,500	22,809,500
PepsiCo, Inc. +	399,015	29,068,243
		51,877,743
SPECIALTY CHEMICALS—1.0%
Celanese Corp.	265,570	12,449,922
Rockwood Holdings, Inc.	221,600	12,128,168
		24,578,090
SPECIALTY STORES—0.2%
Dick’s Sporting Goods, Inc.	98,600	4,692,374

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SYSTEMS SOFTWARE—0.8%
Red Hat, Inc.*	321,400	$17,856,984

TOBACCO—1.8%
Philip Morris International, Inc.+	473,894	41,778,495

TRADING COMPANIES & DISTRIBUTORS—1.1%
MRC Global, Inc. *	148,300	4,557,259
United Rentals, Inc. *	204,800	10,366,976
WESCO International, Inc. *	137,300	10,013,289
		24,937,524
WIRELESS TELECOMMUNICATION SERVICES—1.1%
SBA Communications Corp., Cl. A *	132,100	9,202,086
Vodafone Group PLC #	577,200	15,769,104
		24,971,190
TOTAL COMMON STOCKS (Cost $1,996,588,788)		2,320,043,003

PREFERRED STOCKS—0.2%
OTHER DIVERSIFIED FINANCIAL SERVICES—0.2%
JPMorgan Chase & Co., 8.63%, 09/1/13 (Cost $5,391,283)	194,990	5,024,892

MASTER LIMITED PARTNERSHIP —0.8%
ASSET MANAGEMENT & CUSTODY BANKS—0.8%
Blackstone Group LP	629,700	11,649,450
Carlyle Group LP, /The	252,100	7,875,604
		19,525,054
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $14,901,105)		19,525,054

REAL ESTATE INVESTMENT TRUST—2.0%
MORTGAGE—0.7%
Two Harbors Investment Corp.	1,393,322	17,305,059

RESIDENTIAL—0.4%
American Homes 4 Rent*(L2)(a)	680,950	10,554,725

SPECIALIZED—0.9%
Ryman Hospitality Properties	466,261	18,636,452

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $44,130,012)		46,496,236

	PRINCIPAL AMOUNT
CONVERTIBLE CORPORATE BONDS—0.6%
CABLE & SATELLITE—0.1%
XM Satellite Radio, Inc., 7.00%, 12/1/14(L2)(a)	1,500,000	2,745,938

HOMEBUILDING—0.5%
Lennar Corp., 2.75%, 12/15/20(L2)(a)	1,989,000	3,889,738

	PRINCIPAL AMOUNT	VALUE
CONVERTIBLE CORPORATE BONDS—(CONT.)
HOMEBUILDING—(CONT.)
Lennar Corp., 3.25%, 11/15/21(L2)(a)	$3,911,000	$7,452,899
		11,342,637
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $7,442,655)		14,088,575

Total Investments (Cost $2,068,453,843)(b)	101.7%	2,405,177,760
Liabilities in Excess of Other Assets	(1 .7)	(40,460,187)

NET ASSETS	100.0%	$2,364,717,573

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

+	All or a portion of this security is held as collateral for securities sold short.
*	Non-income producing security.
#	American Depositary Receipts.
(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 1.0% of the net assets of the Fund.

(b)

At January 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,105,643,990, amounted to $299,533,770 which consisted of aggregate gross unrealized appreciation of $343,243,883 and aggregate gross unrealized depreciation of $43,710,113.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS II  |  ALGER SPECTRA FUND

Schedule of Investments‡ (Continued) Securities Sold Short‡ (Unaudited) January 31, 2013

		SHARES	VALUE
COMMON STOCKS—(4.1)%
BIOTECHNOLOGY—(0.1)%	(0.1)%
Mesoblast Ltd.*		280,500	$1,749,434

CASINOS & GAMING—(0.1)%	(0.1)%
MGM Resorts International*		178,600	2,280,722

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—(0.3)%	(0.3)%
PACCAR Inc		148,900	7,007,234

CONSUMER ELECTRONICS—(0.1)%	(0.1)%
Sony Corp.#		224,200	3,349,548

DIVERSIFIED SUPPORT SERVICES—(0.4)%	(0.4)%
KAR Auction Services, Inc.		453,800	9,679,554

ELECTRONIC COMPONENTS—(0.6)%	(0.6)%
Amphenol Corp., Cl. A		197,400	13,338,318
DTS, Inc.*		34,100	651,310
			13,989,628
HEALTH CARE EQUIPMENT—(0.5)%	(0.5)%
Becton Dickinson and Co.		132,700	11,152,108

INDUSTRIAL MACHINERY—(0.5)%	(0.5)%
Donaldson Co., Inc.		315,300	11,858,433

INTEGRATED OIL & GAS—(0.4)%	(0.4)%
Chevron Corp.		91,300	10,513,195

INTERNET SOFTWARE & SERVICES—(0.1)%	(0.1)%
Akamai Technologies, Inc.*		58,000	2,361,180

IT CONSULTING & OTHER SERVICES—(0.9)%	(0.9)%
Infosys Technologies Ltd.#		370,500	19,532,760

REGIONAL BANKS—(0.1)%	(0.1)%
Prosperity Bancshares, Inc.		64,400	2,905,084

TOTAL (proceeds $90,193,246)			$96,378,880

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

+	All or a portion of this security is held as collateral for securities sold short.
*	Non-income producing security.
#	American Depositary Receipts.
(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 1.0% of the net assets of the Fund.

(b)

At January 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,105,643,990, amounted to $299,533,770 which consisted of aggregate gross unrealized appreciation of $343,243,883 and aggregate gross unrealized depreciation of $43,710,113.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS II  |  ALGER GREEN FUND

Schedule of Investments‡ (Unaudited) January 31, 2013

	SHARES	VALUE
COMMON STOCKS—95.8%
AEROSPACE & DEFENSE—2.6%
General Dynamics Corp.	6,160	$408,408
Honeywell International, Inc.	13,320	908,957
		1,317,365
AIR FREIGHT & LOGISTICS—3.3%
FedEx Corp.	8,745	887,180
United Parcel Service, Inc., Cl. B	10,510	833,338
		1,720,518
AUTO PARTS & EQUIPMENT—0.9%
Johnson Controls, Inc.	15,430	479,719

AUTOMOBILE MANUFACTURERS—1.3%
Tesla Motors, Inc.*	17,575	659,238

BROADCASTING & CABLE TV—2.0%
Discovery Communications, Inc., Series A*	15,120	1,049,026

COAL & CONSUMABLE FUELS—0.2%
Solazyme, Inc.*	12,305	96,594

COMMUNICATIONS EQUIPMENT—2.1%
Cisco Systems, Inc.	52,490	1,079,719

COMPUTER HARDWARE—5.6%
Apple, Inc.	6,460	2,941,302

COMPUTER STORAGE & PERIPHERALS—1.0%
EMC Corp.*	20,085	494,292

CONSTRUCTION & ENGINEERING—0.9%
Aecom Technology Corp.*	17,550	448,754

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—2.5%
Cummins, Inc.	4,850	556,926
Lindsay Corp.	7,940	738,737
		1,295,663
CONSUMER FINANCE—1.2%
American Express Co.	10,410	612,212

DATA PROCESSING & OUTSOURCED SERVICES—2.0%
Visa, Inc., Cl. A	6,480	1,023,257

DISTRIBUTORS—1.3%
LKQ Corp.*	28,825	645,392

DIVERSIFIED CHEMICALS—2.2%
Eastman Chemical Co.	16,245	1,155,832

DIVERSIFIED SUPPORT SERVICES—1.2%
EnerNOC, Inc.*	39,720	613,674

ELECTRIC UTILITIES—3.6%
Duke Energy Corp.	12,695	872,654
ITC Holdings Corp.	12,250	992,249
		1,864,903
ELECTRICAL COMPONENTS & EQUIPMENT—0.5%
Acuity Brands Inc.	3,695	254,216

	SHARES	VALUE
COMMON STOCKS—(CONT.)
ELECTRONIC COMPONENTS—0.4%
Universal Display Corp.*	7,050	$196,131

ELECTRONIC EQUIPMENT MANUFACTURERS—1.3%
Itron, Inc.*	14,350	665,697

ELECTRONIC MANUFACTURING SERVICES—1.6%
Trimble Navigation Ltd.*	13,065	816,563

ENVIRONMENTAL & FACILITIES SERVICES—5.4%
Clean Harbors, Inc. *	10,290	572,021
Covanta Holding Corp.	37,680	743,050
Tetra Tech, Inc. *	29,295	839,594
Waste Management, Inc.	17,735	645,199
		2,799,864
FERTILIZERS & AGRICULTURAL CHEMICALS—0.5%
Monsanto Co.	2,780	281,753

FOOD DISTRIBUTORS—0.5%
United Natural Foods, Inc.*	4,995	269,630

FOOD RETAIL—0.4%
Whole Foods Market, Inc.	1,935	186,244

FOOTWEAR—0.6%
NIKE, Inc., Cl. B	5,850	316,193

GENERAL MERCHANDISE STORES—0.5%
Target Corp.	4,190	253,118

HEALTH CARE SERVICES—1.2%
Express Scripts, Inc.*	11,735	626,884

HOUSEHOLD PRODUCTS—2.1%
Procter & Gamble Co., /The	14,149	1,063,439

HYPERMARKETS & SUPER CENTERS—0.9%
Wal-Mart Stores, Inc.	6,830	477,759

INDUSTRIAL CONGLOMERATES—1.7%
General Electric Co.	38,430	856,220

INDUSTRIAL GASES—0.7%
Praxair, Inc.	3,050	336,629

INDUSTRIAL MACHINERY—2.6%
Pall Corp.	9,055	618,457
Woodward Governor Co.	19,180	736,703
		1,355,160
INTERNET RETAIL—2.2%
Amazon.com, Inc.*	4,345	1,153,598

INTERNET SOFTWARE & SERVICES—5.1%
eBay, Inc. *	16,110	901,032
Google, Inc., Cl. A *	2,255	1,704,080
		2,605,112
INVESTMENT BANKING & BROKERAGE—1.4%
Goldman Sachs Group, Inc., /The	4,815	711,946

	SHARES	VALUE
COMMON STOCKS—(CONT.)
IT CONSULTING & OTHER SERVICES—2.3%
International Business Machines Corp.	5,795	$1,176,791

LIFE SCIENCES TOOLS & SERVICES—0.7%
Life Technologies Corp.*	5,485	354,825

METAL & GLASS CONTAINERS—2.8%
Ball Corp.	9,580	426,502
Berry Plastics Group, Inc. *	22,125	388,958
Crown Holdings, Inc. *	16,195	613,142
		1,428,602
MOVIES & ENTERTAINMENT—1.5%
Walt Disney Co., /The	14,710	792,575

PACKAGED FOODS & MEATS—1.5%
General Mills, Inc.	18,610	780,503

PHARMACEUTICALS—5.1%
Johnson & Johnson	15,690	1,159,804
Merck & Co., Inc.	7,775	336,269
Pfizer, Inc.	41,647	1,136,130
		2,632,203
RAILROADS—0.9%
Norfolk Southern Corp.	6,980	480,713

RESTAURANTS—3.4%
Chipotle Mexican Grill, Inc. *	1,015	311,615
McDonald’s Corp.	9,650	919,548
Starbucks Corp.	9,465	531,176
		1,762,339
SEMICONDUCTORS—6.9%
Broadcom Corp., Cl. A	17,690	574,041
ChipMOS TECHNOLOGIES Bermuda Ltd.	22,060	240,013
Cree, Inc. *	26,380	1,138,296
First Solar, Inc. *	33,305	938,535
Intel Corp.	33,110	696,634
		3,587,519
SOFT DRINKS—3.0%
Coca-Cola Co., /The	40,890	1,522,744

SPECIALTY CHEMICALS—2.4%
Celanese Corp.	12,790	599,595
Rockwood Holdings, Inc.	11,355	621,459
		1,221,054
SYSTEMS SOFTWARE—1.8%
Microsoft Corp.	33,845	929,722

TOTAL COMMON STOCKS (Cost $38,436,058)		49,393,206

	PRINCIPAL AMOUNT	VALUE
CONVERTIBLE CORPORATE BONDS—0.3%
ENVIRONMENTAL & FACILITIES SERVICES—0.3%
Covanta Holding Corp., 3.25%, 6/1/14(L2)(a) (Cost $110,000)	$110,000	$139,769

Total Investments (Cost $38,546,058)(b)	96.1%	49,532,975
Other Assets in Excess of Liabilities	3 .9	1,976,345

NET ASSETS	100.0%	$51,509,320

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 0.3% of the net assets of the Fund.

(b)

At January 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $38,614,768, amounted to $10,918,207 which consisted of aggregate gross unrealized appreciation of $12,034,539 and aggregate gross unrealized depreciation of $1,116,332.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS II  |  ALGER ANALYST FUND

Schedule of Investments‡ (Unaudited) January 31, 2013

	SHARES	VALUE
COMMON STOCKS—92.9%
AEROSPACE & DEFENSE—4.3%
Boeing Co., /The	667	$49,271
Honeywell International, Inc.	1,065	72,675
Precision Castparts Corp.	379	69,509
		191,455
AIRLINES—1.2%
Delta Air Lines, Inc.*	3,894	54,088

ALTERNATIVE CARRIERS—1.3%
Cogent Communications Group, Inc.	2,370	58,705

APPAREL ACCESSORIES & LUXURY GOODS—5.8%
Fifth & Pacific Cos, Inc. *	3,935	59,419
Michael Kors Holdings Ltd. *	1,113	62,473
PVH Corp.	753	89,509
Ralph Lauren Corp.	278	46,281
		257,682
APPAREL RETAIL—1.8%
Limited Brands, Inc.	468	22,473
Urban Outfitters, Inc. *	1,324	56,654
		79,127
APPLICATION SOFTWARE—2.9%
Factset Research Systems, Inc.	506	46,815
Informatica Corp. *	510	18,875
Salesforce.com, Inc. *	355	61,106
		126,796
AUTO PARTS & EQUIPMENT—4.5%
American Axle & Manufacturing Holdings, Inc. *	4,132	48,262
Delphi Automotive PLC *	1,804	69,743
TRW Automotive Holdings Corp. *	1,371	79,010
		197,015
BIOTECHNOLOGY—6.7%
Alkermes PLC *	1,316	30,334
Cepheid, Inc. *	1,518	54,982
Medivation, Inc. *	1,451	78,876
Synageva BioPharma Corp. *	889	41,125
Vertex Pharmaceuticals, Inc. *	1,909	85,484
		290,801
BROADCASTING—2.7%
CBS Corp., Cl. B	1,459	60,869
Discovery Communications, Inc., Series C *	949	60,461
		121,330
CABLE & SATELLITE—2.3%
DISH Network Corp.	1,409	52,514
Time Warner Cable, Inc.	548	48,958
		101,472
CASINOS & GAMING—1.5%
Las Vegas Sands Corp.	1,202	66,411

	SHARES	VALUE
COMMON STOCKS—(CONT.)
COMMUNICATIONS EQUIPMENT—2.4%
Cisco Systems, Inc.	1,637	$33,672
F5 Networks, Inc. *	287	30,101
JDS Uniphase Corp. *	2,082	30,210
QUALCOMM, Inc.	196	12,942
		106,925
COMPUTER HARDWARE—1.6%
Apple, Inc.	153	69,662

COMPUTER STORAGE & PERIPHERALS—0.3%
EMC Corp.*	581	14,298

CONSTRUCTION & ENGINEERING—1.5%
Chicago Bridge & Iron Co., NV #	456	23,169
Quanta Services, Inc. *	1,443	41,804
		64,973
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.1%
Terex Corp.*	1,547	50,092

CONSUMER FINANCE—0.6%
Capital One Financial Corp.	505	28,442

DATA PROCESSING & OUTSOURCED SERVICES—1.3%
Mastercard, Inc., Cl. A	112	58,061

DIVERSIFIED CHEMICALS—3.1%
Eastman Chemical Co.	813	57,845
PPG Industries, Inc.	583	80,378
		138,223
ELECTRICAL COMPONENTS & EQUIPMENT—1.1%
Eaton Corp., PLC	820	46,699

ELECTRONIC COMPONENTS—0.7%
Universal Display Corp.*	1,102	30,658

FERTILIZERS & AGRICULTURAL CHEMICALS—1.0%
Mosaic Co., /The	717	43,916

FOOD RETAIL—0.7%
Fresh Market, Inc., /The*	617	30,165

GENERAL MERCHANDISE STORES—1.6%
Dollar General Corp.*	1,500	69,330

HEALTH CARE SERVICES—0.4%
Accretive Health, Inc.*	1,450	18,720

HEALTH CARE TECHNOLOGY—1.2%
Greenway Medical Technologies*	3,632	54,117

HOTELS RESORTS & CRUISE LINES—1.1%
Royal Caribbean Cruises Ltd.	1,330	48,146

HOUSEHOLD PRODUCTS—1.3%
Procter & Gamble Co., /The	756	56,821

HOUSEWARES & SPECIALTIES—1.0%
Tupperware Brands Corp.	609	46,406

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HUMAN RESOURCE & EMPLOYMENT SERVICES—2.1%
Robert Half International, Inc.	1,677	$59,097
Towers Watson & Co.	562	34,327
		93,424
HYPERMARKETS & SUPER CENTERS—1.2%
Costco Wholesale Corp.	526	53,831

INTERNET SOFTWARE & SERVICES—2.8%
Cornerstone OnDemand, Inc. *	1,563	51,079
Equinix, Inc. *	146	31,453
VeriSign, Inc. *	993	43,106
		125,638
IT CONSULTING & OTHER SERVICES—2.0%
Cognizant Technology Solutions Corp., Cl. A *	521	40,732
InterXion Holding NV *	2,122	48,785
		89,517
LIFE & HEALTH INSURANCE—1.6%
Lincoln National Corp.	2,459	71,262

LIFE SCIENCES TOOLS & SERVICES—1.4%
Illumina, Inc.*	1,209	61,212

MOVIES & ENTERTAINMENT—1.0%
News Corp., Cl. A	1,628	45,161

OIL & GAS EQUIPMENT & SERVICES—1.3%
Cameron International Corp.*	906	57,359

OIL & GAS EXPLORATION & PRODUCTION—3.7%
Anadarko Petroleum Corp.	740	59,215
Chesapeake Energy Corp.	1,375	27,748
Pioneer Natural Resources Co.	385	45,253
Whitinig Petroleum Corp. *	642	30,546
		162,762
PACKAGED FOODS & MEATS—0.9%
B&G Foods, Inc.	1,220	38,674

PHARMACEUTICALS—2.2%
Eli Lilly & Co.	950	51,005
Questcor Pharmaceuticals, Inc.	1,822	46,425
		97,430
PRECIOUS METALS & MINERALS—0.5%
Hecla Mining Co.	4,485	23,546

SEMICONDUCTOR EQUIPMENT—1.1%
ASML Holding NV #	459	34,466
Lam Research Corp. *	351	14,440
		48,906
SEMICONDUCTORS—1.9%
Avago Technologies Ltd.	615	21,999
Broadcom Corp., Cl. A	565	18,334
Microsemi Corp. *	830	17,364

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SEMICONDUCTORS—(CONT.)
Skyworks Solutions, Inc. *	1,099	$26,309
		84,006
SOFT DRINKS—1.1%
PepsiCo, Inc.	696	50,704

SPECIALIZED FINANCE—0.6%
IntercontinentalExchange, Inc.*	197	27,334

SPECIALTY CHEMICALS—2.6%
Celanese Corp.	1,261	59,116
Rockwood Holdings, Inc.	989	54,128
		113,244
SPECIALTY STORES—1.5%
Tractor Supply Co.	249	25,814
Ulta Salon, Cosmetics & Fragrance, Inc.	426	41,671
		67,485
SYSTEMS SOFTWARE—4.2%
CommVault Systems, Inc. *	752	57,700
Fortinet, Inc. *	1,501	35,409
Infoblox, Inc. *	2,042	38,492
MICROS Systems, Inc. *	219	10,081
Sourcefire, Inc. *	1,078	45,923
		187,605
TRADING COMPANIES & DISTRIBUTORS—1.0%
WESCO International, Inc.*	610	44,487

WIRELESS TELECOMMUNICATION SERVICES—1.2%
SBA Communications Corp., Cl. A*	761	53,011

TOTAL COMMON STOCKS (Cost $3,667,093)		4,117,134

MASTER LIMITED PARTNERSHIP —1.1%
ASSET MANAGEMENT & CUSTODY BANKS—1.1%
KKR & Co., LP	2,854	48,176

TOTAL MASTER LIMITED PARTNERSHIP (Cost $40,286)		48,176

REAL ESTATE INVESTMENT TRUST—0.9%
RESIDENTIAL—0.9%
Silver Bay Realty Trust Corp.*	1,853	38,468
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $34,786)		38,468

Total Investments (Cost $3,742,165)(a)	94 .9%	4,203,778
Other Assets in Excess of Liabilities	5 .1	222,431
NET ASSETS	100.0%	$4,426,209

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depositary Receipts.
(a)

At January 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,746,092, amounted to $457,686 which consisted of aggregate gross unrealized appreciation of $509,896 and aggregate gross unrealized depreciation of $52,210.

See Notes to Schedule of Investments.

THE ALGER FUNDS II  |  ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments‡ (Unaudited) January 31, 2013

	SHARES	VALUE
COMMON STOCKS—62.2%
AEROSPACE & DEFENSE—1.7%
Honeywell International, Inc.	6,670	$455,161
Triumph Group, Inc.	4,605	324,054
		779,215
AIR FREIGHT & LOGISTICS—2.3%
FedEx Corp.	4,555	462,105
United Parcel Service, Inc., Cl. B +	7,280	577,231
		1,039,336
AIRLINES—0.7%
Delta Air Lines, Inc.*	22,285	309,539

ALTERNATIVE CARRIERS—0.5%
Cogent Communications Group, Inc.	9,810	242,994

APPLICATION SOFTWARE—1.9%
Cadence Design Systems, Inc. *+	48,468	675,159
Factset Research Systems, Inc.	2,300	212,796
QLIK Technologies, Inc. *	1	22
		887,977
AUTO PARTS & EQUIPMENT—0.5%
Delphi Automotive PLC*	5,825	225,195

BIOTECHNOLOGY—0.7%
Merrimack Pharmaceuticals, Inc. *	19,413	117,837
Vertex Pharmaceuticals, Inc. *	4,355	195,017
		312,854
BROADCASTING—0.7%
CBS Corp., Cl. B+	7,525	313,943

CABLE & SATELLITE—1.6%
Sirius XM Radio, Inc. +	72,765	228,482
Time Warner Cable, Inc.	5,645	504,324
		732,806
COMMUNICATIONS EQUIPMENT—1.4%
Cisco Systems, Inc.	18,055	371,392
F5 Networks, Inc. *	2,540	266,395
		637,787
COMPUTER HARDWARE—2.7%
Apple, Inc.+	2,745	1,249,825

CONSTRUCTION & ENGINEERING—1.6%
Chicago Bridge & Iron Co., NV #	5,080	258,115
Quanta Services, Inc. *+	15,595	451,787
		709,902
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.5%
Terex Corp.*	7,655	247,869

CONSUMER FINANCE—1.7%
Capital One Financial Corp.+	13,385	753,843

DATA PROCESSING & OUTSOURCED SERVICES—0.4%
Mastercard, Inc., Cl. A	365	189,216

	SHARES	VALUE
COMMON STOCKS—(CONT.)
DRUG RETAIL—2.3%
CVS Caremark Corp.+	20,455	$1,047,296

FOOD RETAIL—0.4%
Fresh Market, Inc., /The*	3,440	168,182

GENERAL MERCHANDISE STORES—1.1%
Dollar General Corp.*+	10,755	497,096

HEALTH CARE FACILITIES—1.8%
HCA Holdings, Inc.	11,380	428,457
Tenet Healthcare Corporation *	10,583	410,938
		839,395
HEALTH CARE SERVICES—1.9%
Express Scripts, Inc. *+	9,830	525,119
HMS Holdings Corp. *	12,605	343,612
		868,731
HOME IMPROVEMENT RETAIL—0.5%
Lowe’s Companies, Inc.+	5,915	225,894

HOMEBUILDING—0.5%
Standard Pacific Corp.*	27,540	228,582

HOTELS RESORTS & CRUISE LINES—0.7%
Royal Caribbean Cruises Ltd.	8,940	323,628

HOUSEHOLD PRODUCTS—0.5%
Procter & Gamble Co., /The	3,200	240,512

INDUSTRIAL MACHINERY—1.8%
Stanley Black & Decker, Inc. +	6,255	480,571
Xylem, Inc.	12,390	346,053
		826,624
INTERNET RETAIL—0.7%
Amazon.com, Inc.*+	1,270	337,185

INTERNET SOFTWARE & SERVICES—5.6%
eBay, Inc. *+	8,440	472,048
Facebook, Inc. *	14,545	450,459
Google, Inc., Cl. A *+	930	702,791
OpenTable, Inc. *	6,195	326,415
Sina Corp. *	5,425	297,995
Yelp, Inc. *	11,225	238,419
		2,488,127
INVESTMENT BANKING & BROKERAGE—1.4%
Morgan Stanley+	28,335	647,455

IT CONSULTING & OTHER SERVICES—2.0%
Accenture Ltd.	2,895	208,122
Cognizant Technology Solutions Corp., Cl. A *	4,745	370,964
International Business Machines Corp.	1,620	328,973
		908,059
LEISURE FACILITIES—0.5%
Six Flags Entertainment Corp.+	3,625	228,158

	SHARES	VALUE
COMMON STOCKS—(CONT.)
LIFE SCIENCES TOOLS & SERVICES—0.7%
Illumina, Inc.*	6,350	$321,501

MANAGED HEALTH CARE—0.5%
Molina Healthcare, Inc.*	7,525	216,043

MOTORCYCLE MANUFACTURERS—0.5%
Harley-Davidson, Inc.	4,455	233,531

MOVIES & ENTERTAINMENT—0.5%
News Corp., Cl. A+	8,395	232,877

OIL & GAS EQUIPMENT & SERVICES—2.8%
Cameron International Corp. *+	9,805	620,754
Halliburton Company +	7,670	312,016
National Oilwell Varco, Inc.	4,490	332,888
		1,265,658
OIL & GAS EXPLORATION & PRODUCTION—2.6%
Anadarko Petroleum Corp. +	8,595	687,772
Denbury Resources, Inc. *	13,035	242,842
Pioneer Natural Resources Co.	2,090	245,659
		1,176,273
OTHER DIVERSIFIED FINANCIAL SERVICES—1.0%
Bank of America Corp.	19,555	221,363
Citigroup, Inc.	5,415	228,296
		449,659
PHARMACEUTICALS—3.1%
Bristol-Myers Squibb Co.	12,555	453,738
Eli Lilly & Co.	8,130	436,500
Pfizer, Inc. +	17,940	489,402
		1,379,640
PROPERTY & CASUALTY INSURANCE—0.5%
ACE Ltd.	2,545	217,165

RAILROADS—0.5%
CSX Corp.+	11,120	244,974

REGIONAL BANKS—0.6%
Zions Bancorporation	12,425	289,751

RESEARCH & CONSULTING SERVICES—1.0%
Verisk Analytics, Inc., Cl. A*+	8,055	444,314

SECURITY & ALARM SERVICES—0.4%
Tyco International Ltd.	6,690	202,239

SEMICONDUCTOR EQUIPMENT—1.0%
ASML Holding NV #	2,845	213,631
Lam Research Corp. *	5,565	228,944
		442,575
SEMICONDUCTORS—1.4%
Avago Technologies Ltd.	6,075	217,303
Broadcom Corp., Cl. A +	9,770	317,037
Microsemi Corp. *	5,520	115,478
		649,818

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SOFT DRINKS—0.3%
PepsiCo, Inc.	1,780	$129,673

SPECIALTY CHEMICALS—1.0%
Celanese Corp.	5,300	248,464
Rockwood Holdings, Inc.	3,730	204,143
		452,607
SPECIALTY STORES—0.4%
L’Occitane International SA	66,845	200,828

SYSTEMS SOFTWARE—1.0%
Red Hat, Inc. *	4,295	238,630
Sourcefire, Inc. *	4,685	199,581
		438,211
TOBACCO—0.4%
Philip Morris International, Inc.	2,275	200,564

TRADING COMPANIES & DISTRIBUTORS—0.6%
United Rentals, Inc.*	5,205	263,477

WIRELESS TELECOMMUNICATION SERVICES—0.8%
Vodafone Group PLC#	13,075	357,209

TOTAL COMMON STOCKS (Cost $25,252,998)		28,315,812

PREFERRED STOCKS—0.3%
OTHER DIVERSIFIED FINANCIAL SERVICES—0.3%
JPMorgan Chase & Co., 8.63%, 09/1/13 (Cost $140,753)	5,075	130,783

RIGHTS—0.1%
BIOTECHNOLOGY—0.1%
Adolor Corp., CPR*(L3)(a) (Cost $—)	49,870	25,932

MASTER LIMITED PARTNERSHIP —2.5%
ASSET MANAGEMENT & CUSTODY BANKS—1.4%
Carlyle Group LP, /The	12,780	399,248
Och-Ziff Capital Management Group LLC, Cl. A	22,230	220,077
		619,325
INVESTMENT BANKING & BROKERAGE—0.6%
Apollo Global Management LLC	12,390	275,925

LEISURE FACILITIES—0.5%
Cedar Fair LP	6,135	230,185
TOTAL MASTER LIMITED PARTNERSHIP (Cost $892,091)		1,125,435

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUST—0.3%
SPECIALIZED—0.3%
Ryman Hospitality Properties	3,977	$158,961
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $156,684)		158,961

	CONTRACTS
PURCHASED OPTIONS—0.0%
PUT OPTIONS—0.0%
SPDR S&P 500 ETF Trust/ February/ 144* (Cost $18,422)	60	6,900

Total Investments (Cost $26,460,948)(b)	65.4%	29,763,823
Other Assets in Excess of Liabilities	34 .6	15,822,318

NET ASSETS	100.0%	$45,586,141

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

+	All or a portion of this security is held as collateral for securities sold short.
*	Non-income producing security.
#	American Depositary Receipts.
(a)	Right - Contingent Payment Right granted December 13, 2011 and may not be sold. Right is deemed to be illiquid and represents 0.1% of the net assets of the Fund.
(b)

At January 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $26,663,619, amounted to $3,100,204 which consisted of aggregate gross unrealized appreciation of $3,672,854 and aggregate gross unrealized depreciation of $572,650.

(L3)	Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS II  |  ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments‡ (Continued) Securities Sold Short‡ (Unaudited) January 31, 2013

		SHARES	VALUE
COMMON STOCKS—(17.8)%
AEROSPACE & DEFENSE—(0.2)%	(0.2)%
Northrop Grumman Corp.		1,250	$81,300

APPAREL ACCESSORIES & LUXURY GOODS—(1.2)%	(1.2)%
Iconix Brand Group, Inc.*		10,520	253,005
Lululemon Athletica, Inc.*		3,320	229,080
Under Armour, Inc., Cl. A*		1,660	84,444
			566,529
ASSET MANAGEMENT & CUSTODY BANKS—(0.7)%	(0.7)%
Bank New York Mellon Corp.		8,465	229,909
Northern Trust Corp.		1,465	75,404
			305,313
AUTO PARTS & EQUIPMENT—(0.2)%	(0.2)%
Lear Corp.		2,320	113,680

BIOTECHNOLOGY—(0.8)%	(0.8)%
Mesoblast Ltd.*		15,930	99,353
Celgene Corp.*		1,875	185,550
Myriad Genetics, Inc.*		2,765	74,821
			359,724
CASINOS & GAMING—(0.6)%	(0.6)%
MGM Resorts International*		20,675	264,020

COMMUNICATIONS EQUIPMENT—(0.3)%	(0.3)%
Research In Motion Ltd.*		4,970	64,511
Nokia OYJ#		17,200	67,424
			131,935
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—(0.6)%	(0.6)%
PACCAR Inc		5,855	275,536

CONSUMER ELECTRONICS—(0.6)%	(0.6)%
Sony Corp.#		18,790	280,723

DEPARTMENT STORES—(0.3)%	(0.3)%
Nordstrom, Inc.		2,100	115,983

ELECTRICAL COMPONENTS & EQUIPMENT—(0.3)%	(0.3)%
Jabil Circuit, Inc.		8,060	152,415

ELECTRONIC COMPONENTS—(0.5)%	(0.5)%
Amphenol Corp., Cl. A		2,725	184,128
DTS, Inc.*		3,015	57,587
			241,715
ELECTRONIC MANUFACTURING SERVICES—(0.4)%	(0.4)%
Molex, Inc.		7,345	199,490

EXCHANGE TRADED FUNDS—(1.7)%	(1.7)%
iShares Russell 2000 Index Fund		5,768	516,927
SPDR S&P 500 ETF Trust		1,983	296,855
			813,782
HEALTH CARE EQUIPMENT—(0.8)%	(0.8)%
DiaSorin SpA		2,915	113,650
Abbott Laboratories		1,535	52,006
Becton Dickinson and Co.		2,615	219,764
			385,420
HEALTH CARE SERVICES—(0.3)%	(0.3)%
Bio-Reference Labs, Inc.*		4,470	124,132

HEALTH CARE SUPPLIES—(0.7)%	(0.7)%
Cie Generale d’Optique Essilor International SA		485	49,457

		SHARES	VALUE
COMMON STOCKS (CONT.)—(17.8)%
DENTSPLY International, Inc.		6,240	$260,582
			310,039
INDUSTRIAL CONGLOMERATES—(0.3)%	(0.3)%
3M Co.		1,180	118,649

INDUSTRIAL MACHINERY—(0.7)%	(0.7)%
Donaldson Co., Inc.		8,755	329,276

INTEGRATED OIL & GAS—(0.4)%	(0.4)%
Chevron Corp.		1,770	203,816

INTERNET SOFTWARE & SERVICES—(0.1)%	(0.1)%
Akamai Technologies, Inc.*		1,170	47,631

INVESTMENT BANKING & BROKERAGE—(0.2)%	(0.2)%
Lazard Ltd., Cl. A		2,645	91,649

IT CONSULTING & OTHER SERVICES—(1.0)%	(1.0)%
Infosys Technologies Ltd.#		8,705	458,927

OFFICE ELECTRONICS—(0.4)%	(0.4)%
Xerox Corp.		20,985	168,090

OIL & GAS DRILLING—(0.3)%	(0.3)%
Patterson-UTI Energy, Inc.		6,290	127,939

OIL & GAS EXPLORATION & PRODUCTION—(1.1)%	(1.1)%
Range Resources Corp.		3,140	210,913
SPDR S&P Oil & Gas Exploration & Production ETF		5,265	305,896
			516,809
PHARMACEUTICALS—(0.4)%	(0.4)%
AbbVie, Inc.		1,535	56,319
Perrigo Co.		1,070	107,546
			163,865
PROPERTY & CASUALTY INSURANCE—(0.5)%	(0.5)%
Allstate Corp., /The		4,920	215,988

REGIONAL BANKS—(0.2)%	(0.2)%
Prosperity Bancshares, Inc.		1,870	84,356

RESTAURANTS—(0.6)%	(0.6)%
Panera Bread Co., Cl. A*		1,115	178,189
Texas Roadhouse, Inc.		4,860	85,487
			263,676
SEMICONDUCTOR EQUIPMENT—(0.5)%	(0.5)%
Applied Materials, Inc.		18,210	235,091

SYSTEMS SOFTWARE—(0.3)%	(0.3)%
Oracle Corp.		3,345	118,781

THRIFTS & MORTGAGE FINANCE—(0.3)%	(0.3)%
Radian Group, Inc.		19,855	127,668

WIRELESS TELECOMMUNICATION SERVICES—(0.3)%	(0.3)%
MetroPCS Communications, Inc.*		11,850	118,856

TOTAL (proceeds $7,374,531)			$8,112,803

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depositary Receipts.

See Notes to Schedule of Investments.

THE ALGER FUNDS II  |  ALGER EMERGING MARKETS FUND

Schedule of Investments‡ (Unaudited) January 31, 2013

	SHARES	VALUE
COMMON STOCKS—(CONT.)—94.8%
BRAZIL—11.7%
CONSTRUCTION & ENGINEERING—1.2%
Mills Estruturas e Servicos de Engenharia SA	5,563	$93,611
TPI - Triunfo Participacoes e Investimentos SA	11,700	72,758
		166,369
DIVERSIFIED BANKS—1.7%
Itau Unibanco Holding SA#	13,200	227,436

DIVERSIFIED METALS & MINING—1.3%
Vale SA#	8,350	168,419

EDUCATION SERVICES—1.1%
Anhanguera Educacional Participacoes SA	7,131	138,801

INTEGRATED OIL & GAS—1.3%
Petroleo Brasileiro SA	18,021	165,021

OIL & GAS EXPLORATION & PRODUCTION—0.6%
OGX Petroleo e Gas Participacoes SA*	34,249	70,535

PACKAGED FOODS & MEATS—1.5%
BRF - Brasil Foods SA	5,200	114,250
M Dias Branco SA	2,000	79,375
		193,625
PAPER PACKAGING—1.1%
Klabin SA	21,474	147,237

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.9%
BR Malls Participacoes SA	8,967	116,119
BR Properties SA	9,400	122,056
		238,175
TOTAL BRAZIL (Cost $1,563,515)		1,515,618

CHILE—0.6%
APPLICATION SOFTWARE—0.6%
Empresas La Polar SA* (Cost $87,690)	199,397	82,712

CHINA—8.9%
APPAREL RETAIL—0.5%
Belle International Holdings Ltd.	28,000	62,604

AUTOMOBILE MANUFACTURERS—0.9%
Great Wall Motor Co., Ltd.	29,500	120,582

DIVERSIFIED METALS & MINING—1.7%
Tiangong International Co., Ltd.	731,377	225,392

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—2.0%
GCL Poly Energy Holdings Ltd.	236,000	64,513
Huaneng Power International, Inc.	184,000	189,805
		254,318
INTEGRATED OIL & GAS—0.9%
China Petroleum & Chemical Corp.	66,000	79,826

	SHARES	VALUE
COMMON STOCKS—(CONT.)
CHINA—(CONT.)
Green Dragon Gas Ltd. *	10,413	$42,115
		121,941
INTERNET SOFTWARE & SERVICES—0.9%
Sina Corp.*	2,200	120,846

LIFE & HEALTH INSURANCE—1.1%
Ping An Insurance Group Co., of China Ltd.	15,500	139,204

OIL & GAS EXPLORATION & PRODUCTION—0.9%
CNOOC Ltd.	59,000	122,026

TOTAL CHINA (Cost $1,016,964)		1,166,913

COLOMBIA—3.0%
CONSTRUCTION MATERIALS—1.1%
Cementos Argos SA	11,489	70,795
Cemex Latam Holdings SA *	9,763	73,687
		144,482
ELECTRIC UTILITIES—0.6%
Empresa de Energia de Bogota SA	109,031	82,292

INTEGRATED OIL & GAS—1.3%
Pacific Rubiales Energy Corp.	7,335	171,043

TOTAL COLOMBIA (Cost $373,035)		397,817

CYPRUS—0.8%
RAILROADS—0.8%
Globaltrans Investment PLC.(a) (Cost $122,960)	6,515	100,982

HONG KONG—8.8%
APPAREL RETAIL—0.7%
Sitoy Group Holdings Ltd.	159,000	93,489

CONSTRUCTION & ENGINEERING—1.0%
China State Construction International Holdings Ltd.	100,000	131,264

CONSUMER ELECTRONICS—0.5%
Haier Electronics Group Co., Ltd.*	42,000	70,186

DIVERSIFIED CAPITAL MARKETS—1.0%
Digital China Holdings Ltd.	77,000	124,505

INTEGRATED TELECOMMUNICATION SERVICES—0.8%
China Unicom Hong Kong Ltd.	64,000	102,990

LIFE & HEALTH INSURANCE—0.9%
AIA Group Ltd.	31,600	125,701

OIL & GAS EXPLORATION & PRODUCTION—1.0%
Kunlun Energy Co., Ltd.	62,000	129,031

PACKAGED FOODS & MEATS—0.6%
China Mengniu Dairy Co., Ltd.	29,000	84,696

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HONG KONG—(CONT.)
REAL ESTATE DEVELOPMENT—1.0%
China Overseas Land & Investment Ltd.	40,000	$124,301

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.3%
China Overseas Grand Oceans Group Ltd.	123,000	170,337

TOTAL HONG KONG (Cost $1,058,495)		1,156,500

INDIA—6.7%
CABLE & SATELLITE—0.8%
Dish TV India Ltd.*	72,485	98,302

CONSTRUCTION & ENGINEERING—0.9%
Larsen & Toubro Ltd.	3,883	112,529

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.8%
Tata Motors Ltd.#	3,700	102,231

DISTILLERS & VINTNERS—0.4%
United Spirits Ltd.	1,710	57,926

DIVERSIFIED BANKS—1.9%
Axis Bank Ltd.	4,012	113,413
HDFC Bank Ltd.	10,415	125,703
		239,116
HOMEFURNISHING RETAIL—1.0%
TTK Prestige Ltd.	2,043	128,658

TOBACCO—0.9%
ITC Ltd.	21,414	123,520

TOTAL INDIA (Cost $749,743)		862,282

INDONESIA—2.9%
AGRICULTURAL PRODUCTS—0.6%
BW Plantation Tbk PT	553,000	73,562

ALTERNATIVE CARRIERS—1.5%
Tower Bersama Infrastructure Tbk PT*	313,100	190,491

DISTRIBUTORS—0.8%
Erajaya Swasembada Tbk PT*	381,000	110,008

TOTAL INDONESIA (Cost $309,351)		374,061

ITALY—0.8%
APPAREL RETAIL—0.8%
Prada SpA (Cost $96,378)	10,700	96,165

LAOS—0.4%
AUTOMOBILE MANUFACTURERS—0.4%
Kolao Holdings (Cost $49,090)	2,856	52,893

	SHARES	VALUE
COMMON STOCKS—(CONT.)
MALAYSIA—2.8%
AGRICULTURAL PRODUCTS—0.5%
Genting Plantations Bhd	26,600	$70,460

HEALTH CARE PROVIDERS & SERVICE—0.7%
IHH Healthcare Bhd*	88,722	93,948

OIL & GAS EQUIPMENT & SERVICES—0.6%
Dialog Group BHD	96,700	71,895

REAL ESTATE DEVELOPMENT—1.0%
UEM Land Holdings Bhd.*	181,467	128,493

TOTAL MALAYSIA (Cost $384,251)		364,796

MEXICO—6.5%
CONSTRUCTION MATERIALS—0.7%
Cemex SAB de CV#*	8,400	91,140

DEPARTMENT STORES—0.9%
El Puerto de Liverpool SAB de CV	10,500	116,428

DIVERSIFIED BANKS—1.2%
Banregio Grupo Financiero SAB de CV	32,400	152,801

INDUSTRIAL CONGLOMERATES—0.8%
Alfa SAB de CV	42,500	102,473

REAL ESTATE INVESTMENT TRUSTS—1.0%
Fibra Uno Administracion SA de CV	42,600	133,200

RESTAURANTS—1.4%
Alsea SAB de CV*	77,932	180,182

SOFT DRINKS—0.5%
Arca Continental SAB de CV	8,200	62,525

TOTAL MEXICO (Cost $602,212)		838,749

MONGOLIA—0.5%
DIVERSIFIED METALS & MINING—0.5%
Mongolian Mining Corp.* (Cost $69,136)	133,000	65,854

PERU—1.6%
DIVERSIFIED BANKS—1.0%
Credicorp Ltd.	800	125,384

DIVERSIFIED METALS & MINING—0.6%
Cia de Minas Buenaventura SA#	2,400	71,016

TOTAL PERU (Cost $171,230)		196,400

PHILIPPINES—1.0%
DIVERSIFIED BANKS—1.0%
BDO Unibank, Inc.* (Cost $102,816)	71,358	134,793

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RUSSIA—6.1%
DIVERSIFIED BANKS—1.1%
Sberbank of Russia#	9,966	$148,602

FOOD RETAIL—0.9%
Magnit OJSC(a)	2,534	112,662

HOMEBUILDING—0.4%
Etalon Group Ltd.*,(a)	10,633	52,506

INTEGRATED OIL & GAS—1.0%
Lukoil OAO#	1,863	125,752

INTERNET SOFTWARE & SERVICES—1.0%
Mail.ru Group Ltd.(a)	3,654	121,569

OIL & GAS EXPLORATION & PRODUCTION—0.9%
NovaTek OAO(a)	1,018	119,208

PRECIOUS METALS & MINERALS—0.8%
Polymetal International PLC.	6,277	106,724

TOTAL RUSSIA (Cost $723,800)		787,023

SOUTH AFRICA—4.1%
APPAREL RETAIL—0.6%
Foschini Group Ltd., /The	6,058	79,300

DIVERSIFIED METALS & MINING—1.0%
African Rainbow Minerals Ltd.	5,797	130,565

HEALTH CARE FACILITIES—0.7%
Life Healthcare Group Holdings Ltd.	24,867	87,444

OTHER DIVERSIFIED FINANCIAL SERVICES—1.0%
FirstRand Ltd.	34,620	124,798

PHARMACEUTICALS—0.8%
Aspen Pharmacare Holdings Ltd.	5,813	107,099

TOTAL SOUTH AFRICA (Cost $455,333)		529,206

SOUTH KOREA—11.8%
AUTOMOBILE MANUFACTURERS—1.3%
Hyundai Motor Co.	899	169,387

BROADCASTING—0.6%
KT Skylife Co., Ltd.*	2,500	73,873

COMMODITY CHEMICALS—0.8%
LG Chem Ltd.	365	102,152

CONSTRUCTION & ENGINEERING—0.7%
Doosan Heavy Industries and Construction Co., Ltd.	2,110	90,275

DIVERSIFIED BANKS—1.7%
Hana Financial Group, Inc.	2,710	97,141
KB Financial Group, Inc. #*	3,626	128,070
		225,211

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SOUTH KOREA—(CONT.)
HOTELS RESORTS & CRUISE LINES—0.7%
Hotel Shilla Co., Ltd.	2,161	$91,067

HOUSEHOLD PRODUCTS—0.2%
LG Household & Health Care Ltd.	40	22,316

INTERNET RETAIL—1.0%
CJ O Shopping Co., Ltd.	496	134,940

SEMICONDUCTORS—4.2%
Samsung Electronics Co., Ltd.	414	550,980

TRADING COMPANIES & DISTRIBUTORS—0.6%
Daewoo International Corp.	2,220	75,904

TOTAL SOUTH KOREA (Cost $1,439,880)		1,536,105

SWITZERLAND—0.8%
LEISURE PRODUCTS—0.8%
Cie Financiere Richemont SA (Cost $69,555)	11,981	99,234

TAIWAN—8.9%
COMPUTER HARDWARE—0.7%
Wistron Corp.	73,000	84,544

CONSTRUCTION MATERIALS—0.8%
Taiwan Cement Corp.	81,000	109,445

CONSUMER FINANCE—1.4%
Chailease Holding Co., Ltd.	69,500	185,929

ELECTRONIC COMPONENTS—0.7%
Delta Electronics, Inc.	25,000	90,586

ELECTRONIC EQUIPMENT & INSTRUMENTS—1.3%
TPK Holding Co., Ltd.	10,000	172,028

OTHER DIVERSIFIED FINANCIAL SERVICES—0.8%
Fubon Financial Holding Co., Ltd.	86,000	109,939

PERSONAL PRODUCTS—1.0%
Ginko International Co., Ltd.	10,000	126,651

SEMICONDUCTORS—2.2%
Career Technology MFG. Co., Ltd.	67,000	85,310
Epistar Corp.	55,815	106,035
Orise Technology Co., Ltd.	68,000	91,074
		282,419
TOTAL TAIWAN (Cost $1,045,971)		1,161,541

THAILAND—2.2%
CONSTRUCTION MATERIALS—1.3%
Siam Cement PCL	11,100	165,106

	SHARES	VALUE
COMMON STOCKS—(CONT.)
THAILAND—(CONT.)
DIVERSIFIED BANKS—0.9%
Kasikornbank PCL	17,200	$114,379

TOTAL THAILAND (Cost $239,573)		279,485

TURKEY—2.9%
DIVERSIFIED BANKS—1.1%
Turkiye Halk Bankasi AS	14,480	143,248

GOLD—0.9%
Koza Altin Isletmeleri AS	4,555	112,137

SOFT DRINKS—0.9%
Coca-Cola Icecek AS	4,766	115,976

TOTAL TURKEY (Cost $307,733)		371,361

UNITED KINGDOM—1.0%
BREWERS—1.0%
SABMiller PLC (Cost $118,196)	2,483	124,052

TOTAL COMMON STOCKS (Cost $11,156,907)		12,294,542

EXCHANGE TRADED FUND—0.8%
HONG KONG—0.8%
MARKET INDICES—0.8%
CSOP FTSE China A50 HKD ETF* (Cost $100,528)	73,600	107,050

Total Investments (Cost $11,257,435)(b)	95.6%	12,401,592
Other Assets in Excess of Liabilities	4 .4	576,801
NET ASSETS	100.0%	$12,978,393

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depositary Receipts.
(a)	GDR - Global Depository Receipt
(b)

At January 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $11,257,435 amounted to $1,143,436 which consisted of aggregate gross unrealized appreciation of $1,767,556 and aggregate gross unrealized depreciation of $624,120.

See Notes to Schedule of Investments.

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds II (the “Trust”) is a diversified open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company currently issuing an unlimited number of shares of beneficial interest in five funds—Alger Spectra Fund, Alger Green Fund, Alger Analyst Fund, Alger Dynamic Opportunities Fund and Alger Emerging Markets Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers one or more of the following share classes: Class A shares, Class C shares, Class I shares and Class Z shares. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I shares and Class Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings, except that each share class bears the costs of its plan of distribution, if it maintains one, and transfer agency and sub-transfer agency services.

NOTE 2 — Significant Accounting Policies:

Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees. Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).

Equity securities and option contracts for which valuation information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, such securities are valued at a price within the bid and ask price or, in the absence of a recent bid or ask price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market.  Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.  Debt securities with a remaining

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

maturity of less than sixty days are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the foreign closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  Inputs for Level 1 include exchange-listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.  Valuation techniques for Level 3 securities include using the income approach whereby future amounts are converted, or discounted, to a current single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 3 include unobservable market information which can include cash flows, income and expenses, and other information

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Trust’s Board of Trustees (“Board”) and comprised of representatives of the Trust’s investment advisor.  The Committee reports its valuation determinations to the Board which is responsible for approving valuation policy and procedures.

The Committee meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations.  The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant.  Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

NOTE 3 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in each Fund’s Schedule of Investments.  The following is a summary of the inputs used as of January 31, 2013 in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Spectra Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$450,951,939	$450,951,939	—	—
Consumer Staples	216,632,572	216,632,572	—	—
Energy	127,313,844	127,313,844	—	—
Financials	143,749,369	143,749,369	—	—
Health Care	260,526,633	259,798,633	728,000	—
Industrials	321,656,627	321,656,627	—	—
Information Technology	633,419,737	633,419,737	—	—
Materials	94,876,369	94,876,369	—	—
Telecommunication Services	70,915,913	70,915,913	—	—
TOTAL COMMON STOCKS	$2,320,043,003	$2,319,315,003	$728,000	—

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Alger Spectra Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
PREFERRED STOCKS
Financials	$5,024,892	$5,024,892	—	—
MASTER LIMITED PARTNERSHIP
Financials	$19,525,054	$19,525,054	—	—
REAL ESTATE INVESTMENT TRUST
Financials	$46,496,236	$35,941,511	$10,554,725	—
CONVERTIBLE CORPORATE BONDS
Consumer Discretionary	$14,088,575	—	$14,088,575	—
TOTAL INVESTMENTS IN SECURITIES	$2,405,177,760	$2,379,806,460	$25,371,300	—
SECURITIES SOLD SHORT
COMMON STOCKS
Consumer Discretionary	$5,630,270	$5,630,270	—	—
Energy	$10,513,195	$10,513,195	—	—
Financials	2,905,084	2,905,084	—	—
Health Care	12,901,542	12,901,542	—	—
Industrials	28,545,221	28,545,221	—	—
Information Technology	35,883,568	35,883,568	—	—
TOTAL COMMON STOCKS	$96,378,880	$96,378,880	—	—

Alger Green Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$7,111,196	$7,111,196	—	—
Consumer Staples	4,300,318	4,300,318	—	—
Energy	96,594	96,594	—	—
Financials	1,324,158	1,324,158	—	—
Health Care	3,613,912	3,613,912	—	—
Industrials	11,142,148	11,142,148	—	—
Information Technology	15,516,107	15,516,107	—	—
Materials	4,423,869	4,423,869	—	—
Utilities	1,864,904	1,864,904	—	—
TOTAL COMMON STOCKS	$49,393,206	$49,393,206	—	—
CONVERTIBLE CORPORATE BONDS
Industrials	$139,769	—	$139,769	—
TOTAL INVESTMENTS IN SECURITIES	$49,532,975	$49,393,206	$139,769	—

Alger Analyst Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$1,099,565	$1,099,565	—	—
Consumer Staples	230,195	230,195	—	—
Energy	220,120	220,120	—	—
Financials	127,037	127,037	—	—
Health Care	522,280	522,280	—	—
Industrials	545,219	545,219	—	—
Information Technology	942,073	942,073	—	—
Materials	318,929	318,929	—	—
Telecommunication Services	111,716	111,716	—	—
TOTAL COMMON STOCKS	$4,117,134	$4,117,134	—	—

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Alger Analyst Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
MASTER LIMITED PARTNERSHIP
Financials	$48,176	$48,176	—	—
REAL ESTATE INVESTMENT TRUST
Financials	$38,468	$38,468	—	—
TOTAL INVESTMENTS IN SECURITIES	$4,203,778	$4,203,778	—	—

Alger Dynamic Opportunities Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$3,779,722	$3,779,722	—	—
Consumer Staples	1,786,227	1,786,227	—	—
Energy	2,441,931	2,441,931	—	—
Financials	2,357,873	2,357,873	—	—
Health Care	3,938,163	3,938,163	—	—
Industrials	5,067,488	5,067,488	—	—
Information Technology	7,891,596	7,891,596	—	—
Materials	452,607	452,607	—	—
Telecommunication Services	600,203	600,203	—	—
TOTAL COMMON STOCKS	$28,315,810	$28,315,810	—	—
PREFERRED STOCKS
Financials	$130,783	$130,783	—	—
MASTER LIMITED PARTNERSHIP
Consumer Discretionary	$230,185	$230,185	—	—
Financials	895,250	895,250	—	—
TOTAL MASTER LIMITED PARTNERSHIP	$1,125,435	$1,125,435	—	—
REAL ESTATE INVESTMENT TRUST
Financials	$158,961	$158,961	—	—
PURCHASED OPTIONS
Financials	$6,900	$6,900	—	—
RIGHTS
Health Care	$25,932	—	—	$25,932
TOTAL INVESTMENTS IN SECURITIES	$29,763,821	$29,737,889	—	$25,932
SECURITIES SOLD SHORT
COMMON STOCKS
Consumer Discretionary	$1,604,611	$1,604,611	—	—
Energy	$848,564	$848,564	—	—
Financials	1,638,757	1,638,757	—	—
Health Care	1,343,180	1,343,180	—	—
Industrials	957,175	957,175	—	—
Information Technology	1,601,660	1,601,660	—	—
Telecommunication Services	118,856	118,856	—	—
TOTAL COMMON STOCKS	$8,112,803	$8,112,803	—	—

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Alger Emerging Markets Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$1,968,605	$1,968,605	—	—
Consumer Staples	1,167,971	1,167,971	—	—
Energy	1,096,452	1,096,452	—	—
Financials	3,115,552	3,115,552	—	—
Health Care	288,491	288,491	—	—
Industrials	882,027	882,027	—	—
Information Technology	1,505,684	1,505,684	—	—
Materials	1,639,669	1,639,669	—	—
Telecommunication Services	293,481	293,481	—	—
Utilities	336,610	336,610	—	—
TOTAL COMMON STOCKS	$12,294,542	$12,294,542	—	—
EXCHANGE TRADED FUND
Market Indices	$107,050	$107,050	—	—
TOTAL INVESTMENTS IN SECURITIES	$12,401,592	$12,401,592	—	—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)
Alger Dynamic Opportunities Fund	Rights
Opening balance at November 1, 2012	$25,932
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	—
Purchases, issuances, sales, and settlements
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at January 31, 2013	25,932
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at October 31, 2012	$25,932

On January 31, 2013 there were no transfers of securities between Level 1 and Level 2.

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices.  The Funds purchase call options to increase their exposure to stock market risk and also provide diversification of risk.  The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time.  The Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios.  The cash flows may be an important source of the Funds’ return, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio.  The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price.  Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.  The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the period ended January 31, 2013, options were used in accordance with these objectives.

The fair values of derivative instruments as of January 31, 2013 are as follows:

Alger Dynamic Opportunities

	ASSET DERIVATIVES 2013		LIABILITY DERIVATIVES 2013
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Purchased Put Options	Investments in securities, at value	$6,900		—
Total	—	$6,900		—

For the three months ended January 31, 2013, the Alger Dynamic Opportunities Fund had option purchases of $34,624 and option sales of $19,474.  The effect of derivative instruments on the statement of operations for the three months ended January 31, 2013 is as follows:

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

NET REALIZED GAIN ON INVESTMENTS AND OPTIONS

Alger Dynamic Opportunities Fund

Derivatives not accounted for as hedging instruments	Options
Purchased Options	$(3,279)
Total	$(3,279)

Net change in Unrealized appreciations (depreciation) on investments, options

Alger Dynamic Opportunities Fund

Derivatives not accounted for as hedging instruments	Options
Purchased Options	$(14,647)
Total	$(14,647)

NOTE 5 — Recent Accounting Pronouncements:

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”), which provides guidance regarding balance sheet offsetting disclosures.  The amendments in ASU 2011-11 require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose gross information and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities and transactions subject to an agreement similar to a master netting arrangement. The objective of ASU 2011-11 is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of IFRS.  The new guidance is effective for annual reporting periods beginning on or after January 1, 2013. The Funds do not believe that this will have a material impact on the financial statements.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds II

By	/s/Hal Liebes

Hal Liebes

President

Date: April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Hal Liebes

Hal Liebes

President

Date: April 1, 2013

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: April 1, 2013